Federal Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Federal Income Taxes [Line Items]
Federal income taxes at the statutory rate	$ 492	$ 713
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(32)	(32)
FIN 48 reserve recognition		(87)
Other	53	2
Total federal income taxes	$ 513	$ 596